MERRILL LYNCH
GROWTH FUND






FUND LOGO





Semi-Annual Report

April 30, 1998




Officers and Trustees
Arthur Zeikel, President and Trustee
James H. Bodurtha, Trustee
Herbert I. London, Trustee
Robert R. Martin, Trustee
Joseph L. May, Trustee
Andre F. Perold, Trustee
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Arthur Moretti, Senior Vice President
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian
State Street Bank and Trust Company
One Heritage Drive, P2N
North Quincy, MA 02171

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Growth Fund
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




MERRILL LYNCH GROWTH FUND


DEAR SHAREHOLDER

Since its inception over ten years ago, Merrill Lynch Growth Fund has been managed with a three-year--five-year investment time horizon for prospective investments and with a concentrated focus on a relatively short list of portfolio companies. From inception through the Fund's fiscal year ended October 31, 1997, the Fund's portfolio turnover averaged just 24%, indicating about a four-year holding period for a typical investment. At April 30, 1998, the Fund had 42 equity holdings, reflecting our concentrated research focus. Considering these two important aspects of the Fund's investment style, our approach to investing centers on identifying businesses that we believe will deliver superior long-term total returns to Fund shareholders. We do not manage the Fund or trade stocks in an effort to influence quarterly performance.

Our focused research process often gives rise to our identifying prospective industry segments that can evolve to become a sector overweight in the Fund's portfolio. For example, we may establish a holding in a new industry sector and, as we learn more about the company and the end market it serves, we may see a broader opportunity made available by changes in the end market. When this occurs, we search for other businesses likely to benefit from the same end market opportunity. For example, at April 30, 1998, the energy and real estate sectors comprised 42.4% and 16.5% of net assets, respectively, of the Fund's portfolio, since we continue to believe there is significant long-term growth potential for these two industries.

Portfolio Matters
In past letters to shareholders, we discussed at length our view of the long-term opportunity afforded by the Fund's investments in these two industry sectors. By way of review, we believe that within the energy sector, the oilfield services industry is in the early stages of a secular recovery following a protracted industry downturn dating back to the early 1980s. The investment premise for the Fund's oilfield services investments is based on our belief that, despite recent volatility in the price of crude oil, the oilfield services sector must experience a significant capital investment cycle in order for hydrocarbon supplies to grow to meet long-term demand requirements. As this cycle continues to unfold, the oilfield services sector is positioned to experience increasing pricing power and high utilization rates, which should drive revenue and earnings growth for the foreseeable future. Also within the energy sector, we have investments in several independent oil and gas exploration and production companies that we believe are well positioned to grow their businesses. These companies are likely beneficiaries of the strong domestic natural gas market where, despite two consecutive warm winters in North America that have lowered domestic demand growth, supply and demand remain well balanced.

Finally, we remain constructive on the long-term opportunity for well-positioned real estate operating companies as the ownership of commercial real estate transitions from private to public markets. We believe the potential opportunity appears large as the stock of institutional grade commercial real estate in the United States is estimated to exceed $2 trillion while the market capitalization of equity real estate investment trusts is only about $180 billion. As this trend accelerates, we believe that it will create acquisition opportunities and economies of scale for well-positioned real estate operating companies with positive implications for revenue and earnings growth.




Merrill Lynch Growth Fund
April 30, 1998




By adhering to the investment approach outlined above, we have delivered superior long-term performance to shareholders. Given our long-term investment time horizon and concentrated focus, there have been periods when our short-term performance diverged from that of the broader equity market. Such a period occurred during the quarter ended April 30, 1998, when the Fund's Class A, Class B, Class C and Class D Shares had total returns of +8.33%, +8.04%, +8.05% and +8.25%, respectively, compared to the total return of the unmanaged Standard & Poor's 500 Composite Index of +13.84% for the same three-month period. (Fund results do not reflect sales charges, and would be lower if sales charges were included. For complete performance information, see pages 3 and 4 of this report to shareholders.) Despite this recent underperformance, we remain confident that the Fund is well positioned to benefit from the long-term growth potential of our energy and real estate investment investments.


In Conclusion
We thank you for your investment in Merrill Lynch Growth Fund, and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Arthur Moretti)
Arthur Moretti
Senior Vice President and Portfolio Manager



June 8, 1998



It is with great sadness that we report the death of Stephen C. Johnes, the Fund's Senior Vice President and Portfolio Manager since its inception on March 27, 1987. To many of us at Merrill Lynch Asset Management, Stephen Johnes was not only a colleague, but a friend whose companionship and guidance will be sorely missed.

Effective March 30, 1998, responsibility for managing Merrill Lynch Growth Fund was assumed by Arthur Moretti, Mr. Johnes' long-time colleague and the Fund's Associate Portfolio Manager. Having worked closely with Mr. Johnes in managing the Fund since 1991, Mr. Moretti has intimate knowledge of the Fund's portfolio holdings and has played an active role in Fund management. In this respect, shareholders should not expect the Fund's investment philosophy to change under Mr. Moretti's direction. We are confident of the prospects for the Fund under Mr. Moretti's leadership.




Merrill Lynch Growth Fund
April 30, 1998




PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.





Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge   Sales Charge**

Class A Shares*

Year Ended 3/31/98                        +20.54%        +14.21%
Five Years Ended 3/31/98                  +21.17         +19.87
Inception (11/28/88)
through 3/31/98                           +19.80         +19.11

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                        % Return         % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 3/31/98                        +19.33%        +15.33%
Five Years Ended 3/31/98                  +19.94         +19.94
Ten Years Ended 3/31/98                   +17.80         +17.80

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 3/31/98                        +19.30%        +18.30%
Inception (10/21/94)
through 3/31/98                           +22.28         +22.28

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/98                        +20.21%        +13.90%
Inception (10/21/94)
through 3/31/98                           +23.22         +21.31

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.




Merrill Lynch Growth Fund
April 30, 1998




PERFORMANCE DATA (concluded)

Recent Performance Results
                                                                                     Ten Years/
                                                   12 Month         3 Month       Since Inception
                                                 Total Return     Total Return      Total Return
ML Growth Fund Class A Shares*                      +21.18%         + 8.33%           +440.45%
ML Growth Fund Class B Shares*                      +19.92          + 8.04            +413.16
ML Growth Fund Class C Shares*                      +19.95          + 8.05            + 99.71
ML Growth Fund Class D Shares*                      +20.85          + 8.25            +105.23
Standard & Poor's 500 Index**                       +41.07          +13.84     +437.33/+466.16/+157.86

 *Investment results shown do not reflect sales charges; results would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception dates are: Class A Shares, 11/28/88; Class B Shares, ten years ended 4/30/98; and Class C and Class D Shares, 10/21/94.
**An unmanaged broad-based index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates. Ten years/since inception total returns are: from 11/28/88 to 4/30/98; for the ten years ended 4/30/98; and from 10/21/94 to 4/30/98, respectively.



PORTFOLIO INFORMATION


For the Quarter Ended April 30, 1998

                                        Percent of
Ten Largest Equity Holdings             Net Assets

Ensco International, Inc.                   6.4%
IMC Global, Inc.                            5.4
Burlington Resources, Inc.                  5.2
Schlumberger Ltd., Inc.                     5.1
Global Marine, Inc.                         4.7
Equity Office Properties Trust              4.2
Safra Republic Holdings S.A. (ADR)          3.9
Apache Corp.                                3.9
Equity Residential Properties Trust         3.3
Simon DeBartolo Group, Inc.                 3.0



Equity Portfolio Changes for the
Quarter Ended April 30, 1998

Additions

Chelsea GCA Realty, Inc.
Danaher Corporation
Human Genome Sciences Inc.
Lam Research Corporation
Millennium Pharmaceuticals, Inc.
National Instruments Corporation
Noble Affiliates, Inc.

Deletions

Komag, Inc.
Norcen Energy Resources, Ltd.
RAO Gazprom (ADR)




Merrill Lynch Growth Fund
April 30, 1998



SCHEDULE OF INVESTMENTS
                                                                                                         Value      Percent of
Industries                Shares Held            Long-Term Investments                     Cost        (Note 1a)    Net Assets
Banking & Financial          1,000,000     Republic New York Corp.                   $   44,267,281   $  133,750,000    1.6%
Services                     2,000,000     Safra Republic Holdings S.A. (ADR)*           69,529,500      320,000,000    3.9
                                                                                     --------------   --------------  ------
                                                                                        113,796,781      453,750,000    5.5

Diversified Resource         6,000,000     Freeport-McMoRan Copper & Gold, Inc.
Companies                                  (Class A)(b)                                156,119,558       106,875,000    1.3
                             5,000,000     Freeport-McMoRan Copper & Gold, Inc.
                                           (Class B)(b)                                 107,984,584       94,062,500    1.2
                            12,375,000     IMC Global, Inc. (b)                         410,919,818      445,500,000    5.4
                             1,250,000     IMC Global, Inc. (Warrants)(a)                 4,374,956        5,781,250    0.1
                                                                                     --------------   --------------  ------
                                                                                        679,398,916      652,218,750    8.0

Domestic                     9,000,000     Burlington Resources, Inc. (b)               424,965,127      423,000,000    5.2
Exploration &                3,500,000     Vastar Resources, Inc.                       106,578,685      166,468,750    2.0
Production                                                                           --------------   --------------  ------
                                                                                        531,543,812      589,468,750    7.2

Energy Acquisition &         9,000,000     Apache Corp. (b)                             266,675,926      318,375,000    3.9
Exploitation                 2,425,800     Devon Energy Corp. (b)                        42,782,415       96,728,775    1.2
                             1,000,000     Devon Financing Trust (Convertible
                                           Preferred)++++                                50,000,000       71,125,000    0.8
                             4,000,000   ++Newfield Exploration Co. (b)                  56,598,373       97,000,000    1.2
                             1,000,000     Noble Affiliates, Inc.                        42,229,489       43,125,000    0.5
                                                                                     --------------   --------------  ------
                                                                                        458,286,203      626,353,775    7.6

Industrial                     329,100     Danaher Corporation                           22,453,506       23,654,063    0.3
Automation                     200,000   ++National Instruments Corporation               5,310,000        7,050,000    0.1
                             5,443,400   ++Unova, Inc. (b)                               78,797,591      126,559,050    1.6
                                                                                     --------------   --------------  ------
                                                                                        106,561,097      157,263,113    2.0

Life Sciences                1,000,000   ++Affymetrix, Inc.                              16,662,627       31,125,000    0.4
                             2,668,400   ++CytoTherapeutics, Inc. (b)                    18,409,796        7,087,938    0.1
                               434,500     CytoTherapeutics, Inc. (Warrants)(a)             651,750                0    0.0
                             1,665,000   ++Genset (ADR)*                                 32,285,401       50,054,063    0.6
                               608,800   ++Human Genome Sciences Inc.                    22,265,736       22,069,000    0.3
                               628,200   ++Millennium Pharmaceuticals, Inc.              10,943,308       11,857,275    0.1
                             1,065,000   ++Pharmacopeia, Inc. (b)                        19,863,232       19,968,750    0.2
                                                                                     --------------   --------------  ------
                                                                                        121,081,850      142,162,026    1.7

Miscellaneous                1,360,500   ++Lam Research Corp.                            35,592,104       42,090,469    0.5
                               669,400     Panamerican Beverages, Inc. (Class A)         19,737,922       26,692,325    0.3
                                                                                     --------------   --------------  ------
                                                                                         55,330,026       68,782,794    0.8

Natural Gas                  3,855,434   ++TransMontaigne Oil Co. (b)                    27,060,669       56,385,722    0.7
Gathering &                  3,500,000     Western Gas Resources, Inc. (b)               74,549,278       65,625,000    0.8
Transmission                                                                         --------------   --------------  ------
                                                                                        101,609,947      122,010,722    1.5

Offshore Drilling           18,400,000     Ensco International, Inc. (b)                194,651,449      519,800,000    6.4
Companies                   16,300,000   ++Global Marine, Inc. (b)                       59,126,323      384,068,750    4.7
                             3,000,000     Santa Fe International Corp.                 118,225,728      117,562,500    1.4
                                                                                     --------------   --------------  ------
                                                                                        372,003,500    1,021,431,250   12.5

Oilfield Services            8,000,000   ++Nabors Industries, Inc. (b)                  114,462,629      201,500,000    2.5
                             5,000,000     Schlumberger Ltd., Inc.                      223,527,267      414,375,000    5.1
                             2,500,000     Tidewater, Inc.                              109,591,099       99,062,500    1.2
                             4,600,000   ++Weatherford Enterra, Inc. (b)                135,307,975      230,287,500    2.8
                             2,105,800   ++Western Atlas, Inc.                          110,554,056      166,358,200    2.0
                                                                                     --------------   --------------  ------
                                                                                        693,443,026    1,111,583,200   13.6



Merrill Lynch Growth Fund
April 30, 1998



SCHEDULE OF INVESTMENTS (continued)
                                                                                                         Value      Percent of
Industries                Shares Held            Long-Term Investments                     Cost        (Note 1a)    Net Assets
Personal Computers           1,000,000   ++Dell Computer Corp.                       $    3,107,425   $   80,687,500    1.0%

Real Estate Investment       2,000,000     AMB Property Corp.                            44,944,801       46,000,000    0.6
Trusts--Industrial

Real Estate Investment       4,920,000     Crescent Real Estate Equities, Inc.          121,354,728      167,895,000    2.0
Trusts--Office              11,999,772     Equity Office Properties Trust               298,818,081      341,243,516    4.2
                                                                                     --------------   --------------  ------
                                                                                        420,172,809      509,138,516    6.2

Real Estate Investment       2,000,000     Avalon Properties, Inc.                       52,431,019       56,250,000    0.7
Trusts--Residential          5,500,000     Equity Residential Properties Trust (b)      239,719,663      270,187,500    3.3
                                                                                     --------------   --------------  ------
                                                                                        292,150,682      326,437,500    4.0

Real Estate Investment         312,800     Chelsea GCA Realty, Inc.                      11,903,918       11,945,050    0.1
Trusts--Retail               3,742,000     Federal Realty Investment Trust (b)          102,498,003       90,977,375    1.1
                             1,689,200     New Plan Realty Trust                         40,943,827       41,279,825    0.5
                             7,456,600     Simon DeBartolo Group, Inc. (b)              219,856,087      245,601,762    3.0
                             1,842,900     Weingarten Realty Investors (b)               76,494,865       78,553,612    1.0
                                                                                     --------------   --------------  ------
                                                                                        451,696,700      468,357,624    5.7


                                           Total Long-Term Investments                4,445,127,575    6,375,645,520   77.9

                             Face
                            Amount               Short-Term Investments
Commercial                 $50,000,000     Associates First Capital Corp., 5.53%
Paper**                                    due 5/22/1998                                 49,838,708       49,838,708    0.6
                            36,000,000     BellSouth Telecommunications Inc.,
                                           5.54% due 5/04/1998                           35,983,380       35,983,380    0.4
                                           Block Financial Corp.:
                            14,000,000       5.50% due 5/22/1998                         13,955,083       13,955,083    0.2
                            30,000,000       5.50% due 5/28/1998                         29,876,250       29,876,250    0.4
                            50,000,000     CIT Group Holdings, Inc., 5.50% due
                                           5/19/1998                                     49,862,500       49,862,500    0.6
                            37,085,000     CSW Credit, Inc., 5.53% due 6/12/1998         36,845,740       36,845,740    0.5
                                           CXC Inc.:
                            45,000,000       5.52% due 5/15/1998                         44,903,400       44,903,400    0.6
                            50,000,000       5.51% due 6/16/1998                         49,647,972       49,647,972    0.6
                            17,850,000     Carnival (UK) PLC, 5.52% due 5/21/1998        17,795,260       17,795,260    0.2
                            25,000,000     Ciesco, L.P., 5.51% due 5/12/1998             24,957,910       24,957,910    0.3
                                           Clipper Receivables Corp.:
                            30,266,000       5.52% due 5/19/1998                         30,182,466       30,182,466    0.4
                            38,059,000       5.52% due 6/05/1998                         37,854,750       37,854,750    0.5
                                           Corporate Asset Funding Co., Inc.:
                            50,000,000       5.51% due 5/07/1998                         49,954,083       49,954,083    0.6
                            50,000,000       5.50% due 5/14/1998                         49,900,694       49,900,694    0.6
                            25,000,000     Corporate Receivables Corp., 5.50% due
                                           6/08/1998                                     24,854,861       24,854,861    0.3
                                           Countrywide Home Loans, Inc.:
                            50,000,000       5.52% due 5/14/1998                         49,900,333       49,900,333    0.6
                            50,000,000       5.54% due 5/26/1998                         49,807,639       49,807,639    0.6
                            25,000,000     Eastman Kodak Co., 5.51% due 5/19/1998        24,931,125       24,931,125    0.3
                            50,000,000     Eureka Securitization Inc., 5.53% due
                                           5/13/1998                                     49,907,833       49,907,833    0.6
                                           Falcon Asset Securitization Corp.:
                            50,000,000       5.51% due 5/11/1998                         49,923,472       49,923,472    0.6
                            29,945,000       5.51% due 6/10/1998                         29,761,670       29,761,670    0.4



Merrill Lynch Growth Fund
April 30, 1998



SCHEDULE OF INVESTMENTS (concluded)
                                                                                                         Value      Percent of
Industries                 Face Amount           Short-Term Investments                    Cost        (Note 1a)    Net Assets
Commercial                                 Finova Capital Corp.:
Paper**                    $24,300,000       5.53% due 5/04/1998                     $   24,288,802   $   24,288,802    0.3%
(concluded)                 50,000,000       5.52% due 6/11/1998                         49,685,667       49,685,667    0.6
                            49,600,000     First Data Corp., 5.52% due 6/09/1998         49,303,392       49,303,392    0.6
                            21,742,000     General Motors Acceptance Corp.,
                                           5.56% due 5/01/1998                           21,742,000       21,742,000    0.3
                            11,345,000     Goldman Sachs Group, 5.51% due
                                           5/07/1998                                     11,334,582       11,334,582    0.1
                            50,000,000     International Securitization Corp.,
                                           5.53% due 6/10/1998                           49,692,778       49,692,778    0.6
                                           Lehman Brothers Holdings, Inc.:
                            50,000,000       5.54% due 5/08/1998                         49,946,139       49,946,139    0.6
                            50,000,000       5.52% due 6/02/1998                         49,754,667       49,754,667    0.6
                            30,000,000       5.54% due 6/12/1998                         29,806,100       29,806,100    0.4
                            50,000,000       5.53% due 6/19/1998                         49,623,653       49,623,653    0.6
                                           Lexington Parker Capital Corp.:
                            28,765,000       5.56% due 5/08/1998                         28,733,902       28,733,902    0.4
                            26,461,000       5.51% due 6/12/1998                         26,290,900       26,290,900    0.3
                            30,280,000     Metropolitan Life Funding Corp.,
                                           5.50% due 5/11/1998                           30,233,739       30,233,739    0.4
                            25,900,000     Monsanto Company, 5.50% due 5/12/1998         25,856,474       25,856,474    0.3
                            50,000,000     Morgan (J.P.) & Co., Inc., 5.52% due
                                           5/01/1998                                     50,000,000       50,000,000    0.6
                            50,000,000     New Center Asset Trust, 5.51% due
                                           5/21/1998                                     49,846,944       49,846,944    0.6
                            50,282,000     Park Avenue Receivables Corp., 5.55%
                                           due 6/04/1998                                 50,018,439       50,018,439    0.6
                            33,797,000     Rank Xerox Capital PLC (Europe), 5.51%
                                           due 5/05/1998                                 33,776,309       33,776,309    0.4
                                           Republic Industries, Inc.:
                            50,186,000       5.51% due 6/15/1998                         49,840,344       49,840,344    0.6
                            18,499,000       5.52% due 6/16/1998                         18,368,520       18,368,520    0.2
                            35,000,000     Riverwoods Funding Corp., 5.52% due
                                           5/05/1998                                     34,978,533       34,978,533    0.4
                                           Three Rivers Funding Corp.:
                            19,225,000       5.52% due 5/05/1998                         19,213,209       19,213,209    0.2
                            25,000,000       5.52% due 5/11/1998                         24,961,667       24,961,667    0.3
                            28,503,000       5.53% due 5/18/1998                         28,428,568       28,428,568    0.4
                            50,000,000     Transamerica Finance Corp., 5.51% due
                                           5/15/1998                                     49,892,861       49,892,861    0.6
                            25,000,000     WCP Funding Inc., 5.51% due 6/18/1998         24,816,333       24,816,333    0.3
                                                                                     --------------   --------------  ------
                                                                                      1,731,079,651    1,731,079,651   21.2


US Government                              Federal Home Loan Mortgage Corp.:
Agency                      50,000,000       5.43% due 5/08/1998                         49,947,208       49,947,208    0.6
Obligations**               32,100,000       5.41% due 5/28/1998                         31,969,754       31,969,754    0.4
                                                                                     --------------   --------------  ------
                                                                                         81,916,962       81,916,962    1.0

                                           Total Short-Term Investments               1,812,996,613    1,812,996,613   22.2


Total Investments                                                                    $6,258,124,188    8,188,642,133  100.1
                                                                                     ==============
Liabilities in Excess of Other Assets                                                                     (4,248,214)  (0.1)
                                                                                                      --------------  ------
Net Assets                                                                                            $8,184,393,919  100.0%
                                                                                                      ==============  ======

   *American Depositary Receipts (ADR).
  **Commercial Paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
  ++Non-income producing security.
 ++++The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
 (a)Warrants entitle the Fund to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
 (b)Investment in an affiliated company (Note 5).



    See Notes to Financial Statements.



Merrill Lynch Growth Fund
April 30, 1998



FINANCIAL INFORMATION

Statement of Assets and Liabilities as of April 30, 1998
Assets:             Investments, at value (identified cost--$6,258,124,188)
                    (Note 1a)                                                                             $8,188,642,133
                    Cash                                                                                          76,224
                    Receivables:
                      Securities sold                                                    $   44,965,690
                      Beneficial interest sold                                               12,738,129
                      Dividends                                                               3,374,600
                      Interest                                                                  415,082       61,493,501
                                                                                         --------------
                    Prepaid registration fees and other assets (Note 1f)                                          97,912
                                                                                                          --------------
                    Total assets                                                                           8,250,309,770
                                                                                                          --------------

Liabilities:        Payables:
                      Beneficial interest redeemed                                           41,677,445
                      Securities purchased                                                   13,459,403
                      Distributor (Note 2)                                                    4,352,623
                      Investment adviser (Note 2)                                             4,133,806       63,623,277
                                                                                         --------------
                    Accrued expenses and other liabilities                                                     2,292,574
                                                                                                          --------------
                    Total liabilities                                                                         65,915,851
                                                                                                          --------------

Net Assets:         Net assets                                                                            $8,184,393,919
                                                                                                          ==============

Net Assets          Class A Shares of beneficial interest, $0.10 par value,
Consist of:         unlimited number of shares authorized                                                 $    5,888,404
                    Class B Shares of beneficial interest, $0.10 par value,
                    unlimited number of shares authorized                                                     16,295,665
                    Class C Shares of beneficial interest, $0.10 par value,
                    unlimited number of shares authorized                                                      1,644,330
                    Class D Shares of beneficial interest, $0.10 par value,
                    unlimited number of shares authorized                                                      5,631,810
                    Paid-in capital in excess of par                                                       6,081,656,805
                    Undistributed investment income--net                                                      12,479,361
                    Undistributed realized capital gains on investments and
                    foreign currency transactions--net                                                       130,279,599
                    Unrealized appreciation on investments--net                                            1,930,517,945
                                                                                                          --------------
                    Net assets                                                                            $8,184,393,919
                                                                                                          ==============

Net Asset Value:    Class A--Based on net assets of $1,722,283,711 and 58,884,036 shares
                             of beneficial interest outstanding                                           $        29.25
                                                                                                          ==============
                    Class B--Based on net assets of $4,381,950,158 and 162,956,653 shares
                             of beneficial interest outstanding                                           $        26.89
                                                                                                          ==============
                    Class C--Based on net assets of $438,971,250 and 16,443,297 shares
                             of beneficial interest outstanding                                           $        26.70
                                                                                                          ==============
                    Class D--Based on net assets of $1,641,188,800 and 56,318,105 shares
                             of beneficial interest outstanding                                           $        29.14
                                                                                                          ==============

                    See Notes to Financial Statements.



Merrill Lynch Growth Fund
April 30, 1998



FINANCIAL INFORMATION (continued)

Statement of Operations for the Six Months Ended April 30, 1998
Investment          Interest and discount earned                                                          $   54,770,096
Income              Dividends (net of $132,877 foreign withholding tax)                                       35,015,069
(Notes 1d & 1e):                                                                                          --------------
                    Total income                                                                              89,785,165
                                                                                                          --------------

Expenses:           Investment advisory fees (Note 2)                                    $   26,153,823
                    Account maintenance and distribution fees--Class B (Note 2)              21,815,565
                    Transfer agent fees--Class B (Note 2)                                     3,416,942
                    Account maintenance and distribution fees--Class C (Note 2)               2,109,708
                    Account maintenance fees--Class D (Note 2)                                1,979,105
                    Transfer agent fees--Class A (Note 2)                                     1,165,148
                    Transfer agent fees--Class D (Note 2)                                     1,099,364
                    Transfer agent fees--Class C (Note 2)                                       355,739
                    Registration fees (Note 1f)                                                 193,321
                    Printing and shareholder reports                                            185,288
                    Accounting services (Note 2)                                                177,483
                    Custodian fees                                                              129,405
                    Professional fees                                                            37,928
                    Trustees' fees and expenses                                                  21,114
                    Pricing fees                                                                  1,554
                    Other                                                                        38,958
                                                                                         --------------
                    Total expenses before reimbursement                                      58,880,445
                    Reimbursement of expenses (Note 2)                                       (1,701,901)
                                                                                         --------------
                    Total expenses after reimbursement                                                        57,178,544
                                                                                                          --------------
                    Investment income--net                                                                    32,606,621
                                                                                                          --------------

Realized &          Realized gain (loss) from:
Unrealized Gain       Investments--net                                                      130,645,176
(Loss) on             Foreign currency transactions--net                                       (365,444)     130,279,732
Investments &                                                                            --------------
Foreign Currency    Change in unrealized appreciation on investments--net                                   (638,878,509)
Transactions--                                                                                            --------------
Net (Notes 1b, 1c,  Net realized and unrealized loss on investments and foreign
1e & 3):            currency transactions                                                                   (508,598,777)
                                                                                                          --------------
                    Net Decrease in Net Assets Resulting from Operations                                  $ (475,992,156)
                                                                                                          ==============

                    See Notes to Financial Statements.



Merrill Lynch Growth Fund
April 30, 1998



FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                           For the Six        For the
                                                                                          Months Ended      Year Ended
                                                                                            April 30,       October 31,
Increase (Decrease) in Net Assets:                                                            1998             1997
Operations:         Investment income--net                                               $   32,606,621   $   77,646,122
                    Realized gain on investments and foreign currency
                    transactions--net                                                       130,279,732      533,833,873
                    Change in unrealized appreciation on investments--net                  (638,878,509)   1,320,593,787
                                                                                         --------------   --------------
                    Net increase (decrease) in net assets resulting from
                    operations                                                             (475,992,156)   1,932,073,782
                                                                                         --------------   --------------

Dividends &         Investment income--net:
Distributions to      Class A                                                               (13,568,278)     (20,060,922)
Shareholders          Class B                                                               (15,997,481)     (27,296,782)
(Note 1g):            Class C                                                                (1,606,325)      (2,319,545)
                      Class D                                                               (10,954,060)     (15,879,973)
                    Realized gain on investments--net:
                      Class A                                                              (105,247,821)     (72,708,025)
                      Class B                                                              (300,384,904)    (214,744,463)
                      Class C                                                               (28,168,185)     (14,376,468)
                      Class D                                                              (100,092,315)     (65,179,339)
                                                                                         --------------   --------------
                    Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                          (576,019,369)    (432,565,517)
                                                                                         --------------   --------------

Beneficial          Net increase in net assets derived from beneficial
Interest            interest transactions                                                   709,544,453    1,933,943,957
Transactions                                                                             --------------   --------------
(Note 4):

Net Assets:         Total increase (decrease) in net assets                                (342,467,072)   3,433,452,222
                    Beginning of period                                                   8,526,860,991    5,093,408,769
                                                                                         --------------   --------------
                    End of period*                                                       $8,184,393,919   $8,526,860,991
                                                                                         ==============   ==============

                   *Undistributed investment income--net                                 $   12,479,361   $   21,998,884
                                                                                         ==============   ==============

                    See Notes to Financial Statements.



Merrill Lynch Growth Fund
April 30, 1998



FINANCIAL INFORMATION (continued)

Financial Highlights
                                                                                     Class A++
                                                               For the
The following per share data and ratios have been derived    Six Months
from information provided in the financial statements.          Ended
                                                              April 30,          For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                         1998        1997        1996         1995        1994
Per Share           Net asset value, beginning of period     $    33.13  $    26.87  $    23.13  $    19.19   $    19.22
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .21         .53         .31         .23          .08
                    Realized and unrealized gain (loss)
                    on investments and foreign currency
                    transactions--net                             (1.91)       7.98        5.63        4.01         2.01
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations              (1.70)       8.51        5.94        4.24         2.09
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                       (.25)       (.44)       (.35)         --           --
                      Realized gain on investments--net           (1.93)      (1.81)      (1.85)       (.30)       (2.12)
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions             (2.18)      (2.25)      (2.20)       (.30)       (2.12)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $    29.25  $    33.13  $    26.87  $    23.13   $    19.19
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share           (5.32%)+++  34.03%      28.15%      22.60%       12.50%
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to           Expenses, net of reimbursement                 .77%*       .77%        .80%        .82%         .82%
Average                                                      ==========  ==========  ==========  ==========   ==========
Net Assets:         Expenses                                       .81%*       .81%        .84%        .84%         .82%
                                                             ==========  ==========  ==========  ==========   ==========
                    Investment income--net                        1.46%*      1.84%       1.28%       1.10%         .44%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                               $1,722,284  $1,769,296  $1,056,870  $  670,164   $  382,077
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                           10.58%      24.75%      30.01%      37.42%        4.22%
                                                             ==========  ==========  ==========  ==========   ==========
                    Average commission rate paid++++         $    .0507  $    .0559  $    .0539          --           --
                                                             ==========  ==========  ==========  ==========   ==========


                   *Annualized.
                  **Total investment returns exclude the effects of sales loads.
                  ++Based on average shares outstanding.
                ++++For fiscal years beginning on or after September 1, 1995, the
                    Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average
                    Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.



Merrill Lynch Growth Fund
April 30, 1998




FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                     Class B++
                                                              For the
The following per share data and ratios have been derived   Six Months
from information provided in the financial statements.         Ended
                                                             April 30,            For the Year Ended October 31,
Increase (Decrease) in Net Asset Value:                         1998        1997        1996         1995        1994
Per Share           Net asset value, beginning of period     $    30.63  $    25.03  $    21.60  $    18.12   $    18.43
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income (loss)--net                   .06         .22         .06         .01         (.10)
                    Realized and unrealized gain (loss)
                    on investments and foreign currency
                    transactions--net                             (1.77)       7.39        5.26        3.77         1.91
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations              (1.71)       7.61        5.32        3.78         1.81
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                       (.10)       (.20)       (.04)         --           --
                      Realized gain on investments--net           (1.93)      (1.81)      (1.85)       (.30)       (2.12)
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions             (2.03)      (2.01)      (1.89)       (.30)       (2.12)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $    26.89  $    30.63  $    25.03  $    21.60   $    18.12
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share           (5.78%)+++  32.62%      26.84%      21.37%       11.41%
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses, net of reimbursement                1.78%*      1.79%       1.82%       1.84%        1.84%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Expenses                                      1.83%*      1.83%       1.85%       1.87%        1.84%
                                                             ==========  ==========  ==========  ==========   ==========
                    Investment income (loss)--net                  .45%*       .82%        .26%        .04%        (.58%)
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                               $4,381,950  $4,687,523  $2,916,507  $1,920,451   $1,433,051
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                           10.58%      24.75%      30.01%      37.42%        4.22%
                                                             ==========  ==========  ==========  ==========   ==========
                    Average commission rate paid++++         $    .0507  $    .0559  $    .0539          --           --
                                                             ==========  ==========  ==========  ==========   ==========


                   *Annualized.
                  **Total investment returns exclude the effects of sales loads.
                  ++Based on average shares outstanding.
                ++++For fiscal years beginning on or after September 1, 1995, the
                    Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average
                    Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.



Merrill Lynch Growth Fund
April 30, 1998



FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                     Class C++
                                                                                                               For the
                                                              For the                                          Period
The following per share data and ratios have been derived   Six Months                                         Oct. 21,
from information provided in the financial statements.         Ended                                          1994++ to
                                                             April 30,      For the Year Ended October 31,      Oct.31,
Increase (Decrease) in Net Asset Value:                         1998        1997        1996         1995        1994
Per Share           Net asset value, beginning of period     $    30.43  $    24.89  $    21.59  $    18.12   $    17.45
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .06         .22         .06         .03           --
                    Realized and unrealized gain (loss)
                    on investments and foreign currency
                    transactions--net                             (1.75)       7.34        5.23        3.74          .67
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations              (1.69)       7.56        5.29        3.77          .67
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                       (.11)       (.21)       (.14)         --           --
                      Realized gain on investments--net           (1.93)      (1.81)      (1.85)       (.30)          --
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions             (2.04)      (2.02)      (1.99)       (.30)          --
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $    26.70  $    30.43  $    24.89  $    21.59   $    18.12
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share           (5.77%)+++  32.63%      26.84%      21.32%        3.84%+++
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses, net of reimbursement                1.80%*      1.80%       1.84%       1.86%        2.52%*
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Expenses                                      1.84%*      1.84%       1.87%       1.89%        2.52%*
                                                             ==========  ==========  ==========  ==========   ==========
                    Investment income (loss)--net                  .42%*       .81%        .25%        .14%       (1.17%)*
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                               $  438,971  $  427,377  $  187,221  $   85,486   $    1,381
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                           10.58%      24.75%      30.01%      37.42%        4.22%
                                                             ==========  ==========  ==========  ==========   ==========
                    Average commission rate paid++++++       $    .0507  $    .0559  $    .0539          --           --
                                                             ==========  ==========  ==========  ==========   ==========


                   *Annualized.
                  **Total investment returns exclude the effects of sales loads.
                  ++Commencement of operations.
                ++++Based on average shares outstanding.
              ++++++For fiscal years beginning on or after September 1, 1995, the
                    Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average
                    Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
                 +++Aggregate total investment return.

                    See Notes to Financial Statements.



Merrill Lynch Growth Fund
April 30, 1998



FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)
                                                                                     Class D++
                                                                                                               For the
                                                              For the                                          Period
The following per share data and ratios have been derived   Six Months                                         Oct. 21,
from information provided in the financial statements.         Ended                                          1994++ to
                                                             April 30,      For the Year Ended October 31,      Oct.31,
Increase (Decrease) in Net Asset Value:                         1998        1997        1996         1995        1994
Per Share           Net asset value, beginning of period     $    33.01  $    26.79  $    23.06  $    19.18   $    18.47
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .18         .46         .24         .22           --
                    Realized and unrealized gain (loss)
                    on investments and and foreign
                    currency transactions--net                    (1.91)       7.95        5.63        3.96          .71
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations              (1.73)       8.41        5.87        4.18          .71
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                       (.21)       (.38)       (.29)         --           --
                      Realized gain on investments--net           (1.93)      (1.81)      (1.85)       (.30)          --
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions             (2.14)      (2.19)      (2.14)       (.30)          --
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $    29.14  $    33.01  $    26.79  $    23.06   $    19.18
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share           (5.42%)+++  33.67%      27.83%      22.29%        3.84%+++
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses, net of reimbursement                1.02%*      1.02%       1.05%       1.08%        1.77%*
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Expenses                                      1.06%*      1.06%       1.08%       1.10%        1.77%*
                                                             ==========  ==========  ==========  ==========   ==========
                    Investment income (loss)--net                 1.21%*      1.59%       1.03%       1.00%        (.54%)*
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                               $1,641,189  $1,642,665  $  932,811  $  614,357   $    1,186
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                           10.58%      24.75%      30.01%      37.42%        4.22%
                                                             ==========  ==========  ==========  ==========   ==========
                    Average commission rate paid++++++       $    .0507  $    .0559  $    .0539          --           --
                                                             ==========  ==========  ==========  ==========   ==========

                   *Annualized.
                  **Total investment returns exclude the effects of sales loads.
                  ++Commencement of operations.
                ++++Based on average shares outstanding.
              ++++++For fiscal years beginning on or after September 1, 1995, the
                    Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average
                    Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.
                 +++Aggregate total investment return.


                    See Notes to Financial Statements.



Merrill Lynch Growth Fund
April 30, 1998




NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies:
Merrill Lynch Growth Fund (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature.
The Fund offers four classes of shares under the Merrill Lynch
Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(c) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on net operations is recorded from the date the Fund enters into such contracts. Premium or discount is amortized over the life of the contracts.

* Foreign currency options and futures--The Fund may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.




Merrill Lynch Growth Fund
April 30, 1998




NOTES TO FINANCIAL STATEMENTS (continued)


* Options--The Fund is authorized to purchase and write covered call options and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums paid or received (or loss or gain to the extent the cost of the closing transaction is less than or greater than the premium paid or received).

Written and purchased options are non-income producing investments.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk of existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.


2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund is required to pay a monthly fee based upon the average daily value of the Fund's net assets at an annual rate of 0.65%. As a result of a voluntary waiver of expenses beginning on December 16, 1994, the Fund will pay a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.65% of the average daily net assets on the first $1 billion; 0.625% of the average net assets on the next $500 million; and 0.60% of the average net assets over $1.5 billion. For the six months ended April 30, 1998, MLAM earned fees of $26,153,823, of which $1,701,901 was voluntarily waived.




Merrill Lynch Growth Fund
April 30, 1998




Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                        Account        Distribution
                                    Maintenance Fee        Fee

Class B                                   0.25%            0.75%
Class C                                   0.25%            0.75%
Class D                                   0.25%             --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended April 30, 1998, MLFD earned underwriting discounts and direct commissions, and MLPF&S earned dealer concessions on sales of the Fund's Class A and Class D Shares as follows:


                                    MLFD            MLPF&S

Class A                             $ 4,689       $   67,700
Class D                             $71,665       $1,058,940


For the six months ended April 30, 1998, MLPF&S received contingent deferred sales charges of $1,388,700 and $72,455 relating to transactions in Class B and Class C Shares, respectively. Furthermore, MLPF&S received contingent deferred sales charges of $108,694 and $33,000 relating to transactions subject to front-end sales charge waivers in Class A and Class D Shares, respectively.

In addition, MLPF&S received $66,300 in commissions on the execution of portfolio security transactions for the Fund for the six months ended April 30, 1998.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of MLAM, PSI, MLFDS, MLFD, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended April 30, 1998 were $683,924,694 and $766,496,328, respectively.

Net realized gains (losses) for the six months ended April 30, 1998 and net unrealized gains as of April 30, 1998 were as follows:


                                 Realized        Unrealized
                              Gains (Losses)       Gains

Long-term investments          $130,645,183   $1,930,517,945
Short-term investments                   (7)              --
Foreign currency
transactions                       (365,444)              --
                               ------------   --------------
Total                          $130,279,732   $1,930,517,945
                               ============   ==============


As of April 30, 1998, net unrealized appreciation for Federal income tax purposes aggregated $1,930,517,945, of which $2,039,456,791 related to appreciated securities and $108,938,846 related to depreciated securities. At April 30, 1998, the aggregate cost of investments for Federal income tax purposes was $6,258,124,188.


4. Shares of Beneficial Interest:
Net increase in net assets derived from beneficial interest transactions was $709,544,453 and $1,933,943,957 for the six months ended April 30, 1998 and for the year ended October 31, 1997, respectively.




Merrill Lynch Growth Fund
April 30, 1998




NOTES TO FINANCIAL STATEMENTS (concluded)

Transactions in shares of beneficial interest for each class were as follows:


Class A Shares for the Six                          Dollar
Months Ended April 30, 1998        Shares           Amount

Shares sold                      13,632,121   $  391,841,797
Shares issued to shareholders
in reinvestment of dividends
and distributions                 3,517,123      106,041,255
                              -------------   --------------
Total issued                     17,149,244      497,883,052
Shares redeemed                 (11,677,716)    (332,411,172)
                              -------------   --------------
Net increase                      5,471,528   $  165,471,880
                              =============   ==============



Class A Shares for the Year                         Dollar
Ended October 31, 1997             Shares           Amount

Shares sold                      26,024,620   $  745,365,301
Shares issued to shareholders
in reinvestment of dividends
and distributions                 3,259,696       85,223,804
                              -------------   --------------
Total issued                     29,284,316      830,589,105
Shares redeemed                 (15,200,649)    (431,634,274)
                              -------------   --------------
Net increase                     14,083,667   $  398,954,831
                              =============   ==============




Class B Shares for the Six                          Dollar
Months Ended April 30, 1998        Shares           Amount

Shares sold                      25,921,231   $  690,415,639
Shares issued to shareholders
in reinvestment of dividends
and distributions                10,385,227      289,020,870
                              -------------   --------------
Total issued                     36,306,458      979,436,509
Automatic conversion of
shares                           (3,145,323)     (83,518,089)
Shares redeemed                 (23,235,403)    (613,337,114)
                              -------------   --------------
Net increase                      9,925,732   $  282,581,306
                              =============   ==============




Class B Shares for the Year                         Dollar
Ended October 31, 1997             Shares           Amount

Shares sold                      58,873,336   $1,555,413,648
Shares issued to shareholders
in reinvestment of dividends
and distributions                 9,170,267      221,585,076
                              -------------   --------------
Total issued                     68,043,603    1,776,998,724
Automatic conversion of
shares                           (3,569,962)     (96,367,617)
Shares redeemed                 (27,974,354)    (736,256,154)
                              -------------   --------------
Net increase                     36,499,287   $  944,374,953
                              =============   ==============




Class C Shares for the Six                          Dollar
Months Ended April 30, 1998        Shares           Amount

Shares sold                       4,558,918   $  121,290,871
Shares issued to shareholders
in reinvestment of dividends
and distributions                   986,876       27,267,402
                              -------------   --------------
Total issued                      5,545,794      148,558,273
Shares redeemed                  (3,145,188)     (83,341,015)
                              -------------   --------------
Net increase                      2,400,606   $   65,217,258
                              =============   ==============




Class C Shares for the Year                         Dollar
Ended October 31, 1997             Shares           Amount

Shares sold                       8,962,055   $  238,396,273
Shares issued to shareholders
in reinvestment of dividends
and distributions                   636,886       15,333,078
                              -------------   --------------
Total issued                      9,598,941      253,729,351
Shares redeemed                  (3,076,879)     (81,814,832)
                              -------------   --------------
Net increase                      6,522,062   $  171,914,519
                              =============   ==============





Class D Shares for the Six                          Dollar
Months Ended April 30, 1998        Shares           Amount

Shares sold                      10,808,837   $  313,305,108
Shares issued to shareholders
in reinvestment of dividends
and distributions                 3,301,397       99,272,992
Automatic conversion of
shares                            2,909,078       83,518,089
                              -------------   --------------
Total issued                     17,019,312      496,096,189
Shares redeemed                 (10,460,229)    (299,822,180)
                              -------------   --------------
Net increase                      6,559,083   $  196,274,009
                              =============   ==============




Class D Shares for the Year                         Dollar
Ended October 31, 1997             Shares           Amount

Shares sold                      17,348,143   $  497,504,347
Shares issued to shareholders
in reinvestment of dividends
and distributions                 2,769,334       72,205,886
Automatic conversion of
shares                            3,317,532       96,367,617
                              -------------   --------------
Total issued                     23,435,009      666,077,850
Shares redeemed                  (8,490,489)    (247,378,196)
                              -------------   --------------
Net increase                     14,944,520   $  418,699,654
                              =============   ==============


Merrill Lynch Growth Fund
April 30, 1998

5. Transactions with Affiliated Companies:
Investment in companies 5% or more of whose outstanding securities are held by the Fund (such companies are defined as "Affiliated
Companies" in Section 2(a)(3) of the Investment Company Act of 1940)
are as follows:
                                                                             Increase        Increase
                                                                           (Decrease) in   (Decrease) in      Dividend
Industry                                    Affiliate                       Shares--Net      Cost--Net         Income
Energy Acquisition & Exploitation           Apache Corp.                      1,000,000      $34,552,883     $1,225,000

Domestic Exploration & Production           Burlington Resources, Inc.        2,000,000       88,317,683      2,184,036

Life Sciences                               CytoTherapeutics, Inc.              (95,158)        (535,263)            ++

Energy Acquisition & Exploitation           Devon Energy Corp.                  225,800        8,381,285        220,000

Offshore Drilling Companies                 Ensco International, Inc.                --               --        920,000

Real Estate Investment                      Equity Residental Properties
                                            Trust                                    --       (1,379,100)     7,370,000
Trusts--Residental

Real Estate Investment                      Federal Realty Investment Trust          --         (469,304)     3,218,120
Trusts--Retail

Diversified Resource Companies              Freeport-McMoRan Copper &
                                            Gold, Inc. (Class A)                     --               --        313,500

Diversified Resource Companies              Freeport-McMoRan Copper &
                                            Gold, Inc. (Class B)                     --               --        250,000

Offshore Drilling Companies                 Global Marine, Inc.                      --               --             ++

Diversified Resource Companies              IMC Global, Inc.                  4,375,000      137,042,614      1,630,000

Oilfield Services                           Nabors Industries, Inc.           1,000,000       24,269,659             ++

Energy Acquisition & Exploitation           Newfield Exploration Co.                 --               --             ++

Life Sciences                               Pharmacopeia, Inc.                  285,000        4,959,452             ++

Real Estate Investment Trusts--Retail       Simon DeBartolo Group, Inc.          45,000       (2,964,148)     7,508,441

Natural Gas Gathering & Transmission        TransMontaigne Oil Co.                   --               --             ++

Industrial Automation                       Unova, Inc.                       5,182,400       73,684,417             ++

Oilfield Services                           Weatherford Enterra, Inc.                --               --             ++

Real Estate Investment Trusts--Retail       Weingarten Realty Investors         115,700        4,761,326      2,354,615

Natural Gas Gathering & Transmission        Western Gas Resources, Inc.              --               --        175,000

++Non-income producing security.